Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
401(k) Plan: The Bank maintains a defined contribution 401(k) plan (“401(k) Plan”) for all employees. Employees must be 21 years of age to participate in the 401(k) Plan. Employees are eligible to enter the 401(k) Plan upon the first day of the quarter following employment and are eligible for matching employer contributions upon the first day of the quarter following one year of employment. Voluntary participant contributions may be made in the range of 1% to 75% of employee compensation. The Company will make matching employer contributions equal to 25% of the first 6% of the participant’s voluntary contributions. Employee contributions are 100% vested. Employer matching contributions are vested over five years. The Company made matching contributions totaling $63,000 and $58,000, respectively, for the years ended December 31, 2014 and 2013.
Supplemental Executive Retirement Plan: Effective August 1, 2002, a supplemental retirement plan was established to cover selective officers. The Bank records an expense equal to the projected present value of payments due at retirement based on the projected remaining years of service. The obligation under the plans was $2.3 million and $2.2 million for the years ended December 31, 2014 and 2013, respectively, and is included in other liabilities in the consolidated balance sheets. The expense attributable to the plan, included in salaries and employee benefits in the consolidated statements of income, was $231,000 and $128,000, respectively, for the years ended December 31, 2014 and 2013.
Split-Dollar Life Insurance Plans: Effective January 1, 2003, life insurance plans were provided for certain officers on a split-dollar basis. The officer’s designated beneficiary(s) is entitled to a percentage of the death proceeds from the split-dollar policies. The Bank is entitled to the remainder of the death proceeds less any loans on the policies and unpaid interest or cash withdrawals previously incurred by the Bank. The cash surrender value of these life insurance policies related to the Bank’s supplemental employee retirement plan totaled $14.6 million and $13.7 million, respectively, at December 31, 2014 and 2013. The Bank is the owner of the split-dollar policies.